RETIREMENT PLANS AND OTHER BENEFITS - Schedule of Fair Value of Plan Assets (Details) - Pension Plan - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
U.S. Plan
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	$ 0.0	$ 0.0	$ 90.4
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	122.1	107.5	$ 121.2
Non-U.S. Plans | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	2.3	0.7
Non-U.S. Plans | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	84.3	106.8
Non-U.S. Plans | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	35.5	0.0
Non-U.S. Plans | Cash, including money market funds
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	2.3	0.7
Non-U.S. Plans | Cash, including money market funds | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	2.3	0.7
Non-U.S. Plans | Cash, including money market funds | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	0.0	0.0
Non-U.S. Plans | Cash, including money market funds | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	0.0	0.0
Non-U.S. Plans | U.S. equities
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	16.1	11.1
Non-U.S. Plans | U.S. equities | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	0.0	0.0
Non-U.S. Plans | U.S. equities | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	16.1	11.1
Non-U.S. Plans | U.S. equities | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	0.0	0.0
Non-U.S. Plans | Non-U.S. equities
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	14.1	10.7
Non-U.S. Plans | Non-U.S. equities | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	0.0	0.0
Non-U.S. Plans | Non-U.S. equities | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	14.1	10.7
Non-U.S. Plans | Non-U.S. equities | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	0.0	0.0
Non-U.S. Plans | Non-U.S. corporate bond funds
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	2.8	2.5
Non-U.S. Plans | Non-U.S. corporate bond funds | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	0.0	0.0
Non-U.S. Plans | Non-U.S. corporate bond funds | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	2.8	2.5
Non-U.S. Plans | Non-U.S. corporate bond funds | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	0.0	0.0
Non-U.S. Plans | Non-U.S. governmental fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	25.2	59.7
Non-U.S. Plans | Non-U.S. governmental fixed income funds | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	0.0	0.0
Non-U.S. Plans | Non-U.S. governmental fixed income funds | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	25.2	59.7
Non-U.S. Plans | Non-U.S. governmental fixed income funds | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	0.0	0.0
Non-U.S. Plans | Group annuity insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	35.5
Non-U.S. Plans | Group annuity insurance contracts | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	0.0
Non-U.S. Plans | Group annuity insurance contracts | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	0.0
Non-U.S. Plans | Group annuity insurance contracts | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets Level 3 Reconciliation, Increase (Decrease) for Assets Transferred into (out of) Level 3	35.5
Total investments measured at fair value	35.5	0.0
Non-U.S. Plans | Real estate
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	3.8	3.7
Non-U.S. Plans | Real estate | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	0.0	0.0
Non-U.S. Plans | Real estate | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	3.8	3.7
Non-U.S. Plans | Real estate | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	0.0	0.0
Non-U.S. Plans | Other securities
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	22.3	19.1
Non-U.S. Plans | Other securities | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	0.0	0.0
Non-U.S. Plans | Other securities | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	22.3	19.1
Non-U.S. Plans | Other securities | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	$ 0.0	$ 0.0